OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about other current liabilities [Line Items]
Payable to Antofagasta plc	$ 945	$ 0
Provision for environmental rehabilitation (note 27b)	191	166
Deposit on Pueblo Viejo gold and silver streaming agreement	54	43
Share-based payments (note 34a)	50	57
Pueblo Viejo JV partner shareholder loan (note 29)	32	9
Other	116	63
Other current liabilities	$ 1,388	$ 338